                          DOMINI SOCIAL INVESTMENTS LLC
                             536 BROADWAY, 7TH FLOOR
                             NEW YORK, NY 10012-3915

September 21, 2007

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street
Washington, DC 20549

Re: Domini Advisor Trust
    File Nos. 333-119693 and 811-21653

Ladies and Gentlemen:

On behalf of Domini Advisor Trust, a Massachusetts business trust (the "Trust"), we enclose for filing Post-Effective Amendment No. 7 to the Trust's Registration
Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 8 to the Trust's Registration Statement under the Investment Company Act of 1940, with exhibits (the "Amendment"). The Amendment relates to the Domini Social
Equity Portfolio, Domini European Social Equity Portfolio, Domini EuroPacific
Social Equity Portfolio and Domini PacAsia Social Equity Portfolio
(collectively, the "Portfolios"), each a series of the Trust.

The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, and is to be effective on November 30, 2007. The Amendment is being filed to: (i) reflect revisions to the principal investment strategy section of the prospectus; (ii) conform certain disclosure regarding socially responsible investing; and (iii) update other information relating to the Portfolios.

Please call the undersigned at (212) 217-1114 with any questions relating to the filing.

Sincerely,

/s/ Megan L. Dunphy
-------------------------------------
Megan L. Dunphy
Mutual Fund Counsel